PGIM Jennison International Opportunities ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks 98.1%
Belgium 1.9%
UCB SA	1,533	$278,329
Brazil 7.8%
MercadoLibre, Inc.*	334	856,139
NU Holdings Ltd. (Class A Stock)*	26,915	323,249
		1,179,388
Canada 5.0%
Constellation Software, Inc.	97	351,695
Shopify, Inc. (Class A Stock)*	3,753	402,397
		754,092
China 8.2%
BYD Co. Ltd. (Class H Stock)	12,493	625,837
Xiaomi Corp. (Class B Stock), 144A*	94,091	611,386
		1,237,223
France 15.5%
EssilorLuxottica SA	1,210	336,192
Hermes International SCA	292	805,007
L’Oreal SA	981	414,808
Safran SA	2,595	770,214
		2,326,221
Germany 12.8%
Rheinmetall AG	454	971,707
SAP SE, ADR	2,086	631,766
Siemens Energy AG*	3,305	320,853
		1,924,326
India 1.5%
Eternal Ltd.*	82,982	231,089

PGIM Jennison International Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Italy 5.5%
Ferrari NV	1,010	$483,548
Moncler SpA	5,384	336,596
		820,144
Japan 2.2%
Keyence Corp.	778	328,404
Netherlands 4.4%
Adyen NV, 144A*	182	349,159
Argenx SE, ADR*	546	313,000
		662,159
New Zealand 2.2%
Xero Ltd.*	2,746	326,207
Singapore 3.1%
Sea Ltd., ADR*	2,892	463,790
Spain 3.8%
Industria de Diseno Textil SA	10,585	573,535
Switzerland 6.7%
Cie Financiere Richemont SA (Class A Stock)	2,131	400,954
Galderma Group AG	2,612	341,813
On Holding AG (Class A Stock)*	4,396	261,079
		1,003,846
Taiwan 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,031	585,953
United Kingdom 3.9%
Compass Group PLC	16,726	587,057
United States 9.7%
CyberArk Software Ltd.*	1,793	686,325

PGIM Jennison International Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Schneider Electric SE	627	$157,585
Spotify Technology SA*	918	610,598
		1,454,508

Total Common Stocks (cost $11,844,601)		14,736,271
Preferred Stock 1.4%
Germany
Sartorius AG (PRFC) (cost $228,620)	915	219,216

Total Long-Term Investments (cost $12,073,221)		14,955,487
Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $53,146)(wb)	53,146	53,146

TOTAL INVESTMENTS 99.9% (cost $12,126,367)		15,008,633
Other assets in excess of liabilities 0.1%		18,586

Net Assets 100.0%		$15,027,219

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3